UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

               Investment Company Act file number    811-21195
                                                 ------------------------

                               UBS M2 Fund L.L.C.
       ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
       ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             Mark D. Goldstein, Esq.
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
       ------------------------------------------------------------------
                     (Name and address of agent for service)

        registrant's telephone number, including area code: 212-713-9036
                                                           --------------

                   Date of fiscal year end: December 31, 2003
                                           -------------------

                   Date of reporting period: December 31, 2003
                                            ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


                               UBS M2 FUND, L.L.C.
                              FINANCIAL STATEMENTS
                       WITH REPORT OF INDEPENDENT AUDITORS




                          PERIOD FROM FEBRUARY 1, 2003
                          (COMMENCEMENT OF OPERATIONS)
                            THROUGH DECEMBER 31, 2003

                               UBS M2 FUND, L.L.C
                              FINANCIAL STATEMENTS
                       WITH REPORT OF INDEPENDENT AUDITORS



                          PERIOD FROM FEBRUARY 1, 2003
                          (COMMENCEMENT OF OPERATIONS)
                           THROUGH DECEMBER 31, 2003




                                    CONTENTS

Report of Independent Auditors................................................ 1

Statement of Assets, Liabilities and Members' Capital......................... 2

Statement of Operations....................................................... 3

Statement of Changes in Members' Capital...................................... 4

Statement of Cash Flows....................................................... 5

Notes to Financial Statements................................................. 6

[LOGO OMITTED] ERNST & YOUNG

          [ ] ERNST & YOUNG LLP                [ ] Phone: (212) 773-3000
              5 Times Square                       www.ey.com
              New York, New York 10036-6530



                         Report of Independent Auditors

To the Members and Board of Directors of UBS M2 Fund, L.L.C.

We have audited the accompanying statement of assets, liabilities and members' capital of UBS M2 Fund, L.L.C. (the "Fund") as of December 31, 2003, and the related statements of operations, cash flows and changes in members' capital for the period from February 1, 2003 (commencement of operations) to December 31, 2003. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2003, by correspondence with management of the investment funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of UBS M2, L.L.C. at December 31, 2003, the results of its operations, its cash flows and the changes in its members' capital for the period from February 1, 2003 to December 31, 2003, in conformity with accounting principles generally accepted in the United States.



                                                            /s/ERNST & YOUNG LLP



New York, New York
February 16, 2004







                   A Member Practice of Ernst & Young Global                   1

                                                             UBS M2 FUND, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2003

--------------------------------------------------------------------------------

ASSETS

Investments in Investment Funds, at value (cost $243,000,000)                                $  263,388,354
Cash and cash equivalents                                                                         6,665,156
Advance subscription in Investment Funds                                                          8,000,000
Interest receivable                                                                                   1,354
Other assets                                                                                            171
------------------------------------------------------------------------------------------------------------

TOTAL ASSETS                                                                                    278,055,035
------------------------------------------------------------------------------------------------------------

LIABILITIES
`
Payables:
   Investment management fee                                                                        329,618
   Professional fees                                                                                109,421
   Administrator fee                                                                                 68,197
   Administration fee                                                                                49,774
   Other                                                                                             10,570
------------------------------------------------------------------------------------------------------------

TOTAL LIABILITIES                                                                                   567,580
------------------------------------------------------------------------------------------------------------

NET ASSETS                                                                                   $  277,487,455
------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                                                    $  257,099,101
Accumulated net unrealized appreciation on investments                                           20,388,354
------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                                             $  277,487,455
------------------------------------------------------------------------------------------------------------







The accompanying notes are an integral part of these financial statements.     2

                                                             UBS M2 FUND, L.L.C.
                                                         STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

               PERIOD FROM FEBRUARY 1, 2003 (COMMENCEMENT OF OPERATIONS) THROUGH
                                                               DECEMBER 31, 2003

--------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                                        $     145,277
----------------------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                               145,277
----------------------------------------------------------------------------------------------

EXPENSES

Investment management fee                                                           2,378,844
Organization costs                                                                    150,890
Administrator fee                                                                     492,177
Administration fee                                                                    176,456
Professional fees                                                                     147,000
Miscellaneous                                                                          43,676
----------------------------------------------------------------------------------------------

TOTAL EXPENSES                                                                      3,389,043
----------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                                (3,243,766)
----------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS

Net realized loss from investments                                                    (28,493)
Change in net unrealized appreciation/depreciation from investments                20,388,354
----------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS                                  20,359,861
----------------------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL
   DERIVED FROM OPERATIONS                                                      $  17,116,095
----------------------------------------------------------------------------------------------







The accompanying notes are an integral part of these financial statements.     3

                                                             UBS M2 FUND, L.L.C.
                                        STATEMENT OF CHANGES IN MEMBERS' CAPITAL
               PERIOD FROM FEBRUARY 1, 2003 (COMMENCEMENT OF OPERATIONS) THROUGH
                                                               DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                               UBS Fund
                                                            ADVISOR, L.L.C.         MEMBERS               TOTAL
--------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT FEBRUARY 1, 2003
   (COMMENCEMENT OF OPERATIONS)                               $         -        $           -        $           -

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
   Net investment loss                                             (2,104)          (3,241,662)          (3,243,766)
   Net realized loss from investments                                (127)             (28,366)             (28,493)
   Change in net unrealized
      appreciation/depreciation from investments                   95,910           20,292,444           20,388,354
--------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
   DERIVED FROM OPERATIONS                                         93,679           17,022,416           17,116,095
--------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
   Proceeds from Members' subscriptions                         1,000,000          259,942,891          260,942,891
   Members' withdrawals                                                 -             (125,469)            (125,469)
   Offering costs                                                  (1,875)            (444,187)            (446,062)
--------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL DERIVED
   FROM CAPITAL TRANSACTIONS                                      998,125          259,373,235          260,371,360
--------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2003                         $ 1,091,804        $ 276,395,651        $ 277,487,455
--------------------------------------------------------------------------------------------------------------------







The accompanying notes are an integral part of these financial statements.     4

                                                             UBS M2 FUND, L.L.C.
                                                         STATEMENT OF CASH FLOWS
--------------------------------------------------------------------------------

               PERIOD FROM FEBRUARY 1, 2003 (COMMENCEMENT OF OPERATIONS) THROUGH
                                                               DECEMBER 31, 2003

--------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Members' capital derived from operations                                      $  17,116,095
Adjustments to reconcile net increase in Members' capital derived from operations to net cash used in operating activities:
Purchases of investments                                                                       (250,000,000)
Proceeds from disposition of investments                                                          6,971,507
Net realized loss from investments                                                                   28,493
Change in net unrealized appreciation/depreciation from investments                             (20,388,354)
Changes in assets and liabilities:
(Increase) decrease in assets:
   Advance subscription in Investment Funds                                                      (8,000,000)
   Interest receivable                                                                               (1,354)
   Other assets                                                                                        (171)
Increase in payables:
   Investment management fee                                                                        329,618
   Professional fees                                                                                109,421
   Administrator fee                                                                                 68,197
   Administration fee                                                                                49,774
   Other                                                                                             10,570
------------------------------------------------------------------------------------------------------------
NET CASH USED IN OPERATING ACTIVITIES                                                          (253,706,204)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions                                                            259,942,891
Adviser subscriptions                                                                             1,000,000
Members' withdrawals                                                                               (125,469)
Offering costs                                                                                     (446,062)
------------------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY FINANCING ACTIVITIES                                                       260,371,360

Net increase in cash and cash equivalents                                                         6,665,156
Cash and cash equivalents--beginning of period                                                           --
------------------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF PERIOD                                                      $   6,665,156
------------------------------------------------------------------------------------------------------------







The accompanying notes are an integral part of these financial statements.     5

                                                             UBS M2 FUND, L.L.C.
                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2003

--------------------------------------------------------------------------------

1.   ORGANIZATION

     UBS M2 Fund, L.L.C. (the "Fund") (formerly, UBS PW M2 Fund, L.L.C.) was organized as a limited liability company under the laws of Delaware on September 4, 2002. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to seek capital appreciation over the long term. The Fund is a multi-manager fund that seeks to achieve its objective by deploying its assets among a select group of portfolio managers who primarily employ long/short equity strategies, including those involving foreign issuers. Generally, such portfolio managers conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds"), in which the Fund invests as a limited partner, member or shareholder along with other investors. The Fund commenced operations on February 1, 2003.

     The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Fund Advisor, L.L.C. ("UBSFA", the "Adviser" and, when providing services under the Administration Agreement, the "Administrator") (formerly, PW Fund Advisor, L.L.C.), a Delaware limited liability company, to provide investment advice regarding the selection of Investment Funds and the responsibility of the day-to-day management of the Fund.

     The Adviser is an indirect wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

     Initial and additional applications for interests by eligible investors may be accepted at such times as the Adviser may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests in the Fund.

     The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Adviser expects that it will recommend to the Directors that the Fund offer to repurchase interests from Members in March 2004 and December 2004 and, thereafter, twice each year, near mid-year and year-end. Members can only transfer or assign their membership interests
     (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion.

2.   SIGNIFICANT ACCOUNTING POLICIES

     A.   PORTFOLIO VALUATION

     Net asset value of the Fund is determined by or at the direction of the Adviser as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors. The Fund's investments

                                                             UBS M2 FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2003

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A.   PORTFOLIO VALUATION (CONTINUED)

     in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements.

     Distributions received or withdrawals from Investment Funds, whether in the form of cash or securities, are first applied as a reduction of the investment's cost.

     B.   INCOME RECOGNITION

     Interest income is recorded on the accrual basis. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis.

     C.   FUND COSTS

     The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; certain organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

     D.   INCOME TAXES

     No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

     The Fund has reclassified $3,243,766 and $28,493 from accumulated net investment loss and accumulated net realized loss from investments, respectively, to net capital contributions during the period ended December 31, 2003. The reclassification was to reflect, as an adjustment to net capital contributions, the amount of taxable income or loss that have been allocated to the Fund's Members and had no effect on net assets.

     E.   CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest, which is included in interest receivable

                                                             UBS M2 FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2003

--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     E.   CASH AND CASH EQUIVALENTS (CONTINUED)

     on the Statement of Assets, Liabilities and Members' Capital.

     F.   REPURCHASE AGREEMENTS

     From time to time the Fund may enter into repurchase agreements. In connection with such transactions it is the Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. As of December 31, 2003 there were no open repurchase agreements.

     G.   USE OF ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Adviser to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Adviser believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.   INVESTMENT MANAGEMENT FEE, ADMINISTRATOR FEE AND RELATED PARTY TRANSACTIONS

     The Adviser provides investment advisory services to the Fund pursuant to an Investment Manager Agreement. Pursuant to that agreement, the Fund pays the Adviser a monthly fee (the "Investment Management Fee") at the annual rate of 1.45% of the Fund's net assets, excluding assets attributable to the Adviser and the Administrator. The Administrator provides certain administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund pays the Administrator a monthly fee (the "Administrator Fee") at an annual rate of 0.30% of the Fund's net assets, excluding assets attributable to the Administrator's and the Adviser's capital account. The Administrator Fee and the Investment Management Fee will be paid to the Administrator out of the Fund's assets and debited against the Members' capital accounts, excluding net assets attributable to the Administrator's and the Adviser's capital account. A portion of the Investment Management Fee and the Administrator Fee is paid by UBSFA to its affiliates.

     UBS Financial Services Inc. ("UBS FSI") (formerly, UBS PaineWebber, Inc.), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and will bear its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

     The net increase (or decrease) in Members' capital derived from operations (net income or loss) is allocated to the capital accounts of all Members on a pro-rata basis, other than the Investment Management Fee and the Administrator Fee which are similarly allocated to all Members' other than the

                                                             UBS M2 FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2003

--------------------------------------------------------------------------------

3. INVESTMENT MANAGEMENT FEE, ADMINISTRATOR FEE AND RELATED PARTY TRANSACTIONS (CONTINUED)

     Adviser or Administrator as described above.

     The Adviser has voluntarily undertaken to bear certain initial organization and offering costs otherwise borne by the Fund and its Members during the Fund's first twelve months of operations. The Adviser's undertaking provides that Members will not bear initial organization and offering costs in excess of 0.25% of total Members' capital as a result of the Fund's start-up.

     Organization costs are expensed and offering costs are charged to Members' capital as incurred based on the undertaking provided above.

     In order to achieve a more equitable distribution of the impact of these costs, the Fund has either credited to or debited against the Members' capital accounts the sum of such initial costs based on each individual Member's percentage of capital in the Fund. The reallocation of these costs will occur for the first twelve months after the initial closing date of the Fund.

     Each Director who is not an "interested person" of the Fund, as defined by the 1940 Act, receives an annual retainer of $5,000 plus a fee for each meeting attended. Any Director who is an "interested person" does not receive any annual or other fee from the Fund. All Directors are reimbursed by the Fund for all reasonable out of pocket expenses. Total amounts expensed related to Directors by the Fund for the period ended December 31, 2003 were $17,384.

     PFPC Trust Company (an affiliate of PNC Bank, NA) serves as the custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund.

     PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Accounting and Investor Servicing Agent to the Fund and in that capacity provides certain administrative, accounting, record keeping, tax and Member related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or its affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PFPC Inc.

4.   SECURITIES TRANSACTIONS

     Aggregate purchases and sales of Investment Funds for the period ended December 31, 2003, amounted to $250,000,000 and $6,971,507, respectively.

     The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedules K-1. The Fund has not yet received all such Schedules K-1 for the period ended December 31, 2003.

                                                             UBS M2 FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2003

--------------------------------------------------------------------------------

5.   INVESTMENTS

     As of December 31, 2003, the Fund had investments in Investment Funds, none of which were related parties. The Fund's investments are summarized below based on the investment objectives of the specific Investment Funds at December 31, 2003.

     Investment Objective                 Cost            Fair Value
     --------------------                 ----            ----------

      Long/Short Equity               $243,000,000       $263,388,354

     The following table lists the Fund's investments in Investment Funds as of December 31, 2003. The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of between 1% and 2% (per annum) of net assets and performance incentive fees or allocations ranging from 15% to 20% of net profits earned. The Investment Funds provide for periodic redemptions, with lock up provisions of up to two years from initial investment. Detailed information about the Investment Funds' portfolios is not available.

                                                                     REALIZED AND
                                                                      UNREALIZED
                                                                      GAIN (LOSS)                         % OF
                                                                         FROM                            MEMBERS'
INVESTMENT FUND:                                         COST         INVESTMENTS       FAIR VALUE       CAPITAL       LIQUIDITY
                                                         ----         -----------       ----------       -------       ---------
Alson Signature Fund I, L.P.                         $ 21,000,000     $  1,430,865     $ 22,430,865        8.08%        Quarterly
Andor Diversified Growth Perennial Fund, L.P.           7,000,000       (1,296,521)       5,703,479        2.06         Quarterly
Argus Healthcare Partners, L.P.                        16,500,000        1,093,641       17,593,641        6.34        Semi-Annually
Arience Captial Partners I, L.P.                       15,000,000        1,384,625       16,384,625        5.91         Quarterly
CMK Capital Fund I, L.P.                                6,500,000           90,950        6,590,950        2.38         Quarterly
Cantillon Europe Fund I, L.P.                           9,000,000           89,690        9,089,690        3.28         Quarterly
Cavalry Technology, L.P.                               11,000,000          472,315       11,472,315        4.13         Quarterly
Copper Arch Fund, L.P.                                 20,000,000        2,053,346       22,053,346        7.95         Quarterly
Crescendo European Fund, LTD                           12,000,000          773,879       12,773,879        4.60          Monthly
Delta Institutional Fund, L.P.                         13,500,000        2,385,034       15,885,034        5.73         Quarterly
Hornet Fund, L.P.                                      11,000,000          363,741       11,363,741        4.10         Quarterly*
Meditor Hawk Fund, LTD                                  9,500,000        2,823,085       12,323,085        4.44          Monthly
North South Legacy Institutional Fund, L.L.C.          15,500,000        2,131,970       17,631,970        6.35         Quarterly
Palmyra Capital Fund, L.P.                             15,500,000        1,120,230       16,620,230        5.99         Quarterly
Sirios Capital Partners II, L.P.                       23,500,000        1,096,221       24,596,221        8.86          Annually
SLS Investors, L.P.                                     2,000,000          339,587        2,339,587        0.84       Semi-Annually
SuNOVA Partners, L.P.                                  10,000,000        1,496,838       11,496,838        4.14         Quarterly
The Pegasus Fund, LTD                                  14,000,000          372,023       14,372,023        5.18          Monthly
Whitney New Japan Investors, LTD                       10,500,000        2,166,835       12,666,835        4.56         Quarterly
Redeemed Investment Fund                                   -               (28,493)          -               -          Quarterly
                                                    --------------   --------------   --------------   -----------
TOTAL                                                $243,000,000     $ 20,359,861      263,388,354       94.92
                                                    ==============   ==============

OTHER ASSETS, LESS LIABILITIES                                                           14,099,101        5.08

                                                                                      --------------   -----------
MEMBERS' CAPITAL                                                                       $277,487,455      100.00%
                                                                                      ==============   ===========

* Quarterly with each contribution subject to 2 year lock-up.

                                                             UBS M2 FUND, L.L.C.
                                       NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                               DECEMBER 31, 2003

--------------------------------------------------------------------------------

6.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps. The Fund's risk of loss in these Investment Funds is limited to the value of these investments as reported by the Fund.


7.   FINANCIAL HIGHLIGHTS

     The following represents the ratios to average net assets and other supplemental information for the period indicated:

                                                                                PERIOD FROM
                                                                             FEBRUARY 1, 2003
                                                                             (COMMENCEMENT OF
                                                                            OPERATIONS) THROUGH
                                                                             DECEMBER 31, 2003
                                                                             -----------------
     Ratio of net investment loss to average net assets                            (1.95)%*
     Ratio of total expenses to average net assets                                  2.04%*
     Portfolio turnover rate                                                        4.39%
     Total return**                                                                 7.46%
     Net asset value at end of period                                           $277,487,455

     *    Annualized.

     ** Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. Total returns for a period of less than a full year are not annualized.

                       THIS PAGE INTENTIONALLY LEFT BLANK

DIRECTORS AND OFFICERS (Unaudited)

Information pertaining to the Directors and officers of the Fund is set forth below. The statement of additional information (SAI) includes additional information about the Directors and is available without charge, upon request, by calling UBS Financial Services Inc.'s, Alternative Investment Group at 800-580-2359.

------------------------------------------------------------------------------------------------------------------------
                                                                                    NUMBER OF
                                                                                   PORTFOLIOS
                                                                                     IN FUND
                                                                                     COMPLEX      OTHER TRUSTEESHIPS/
                                TERM OF OFFICE                                      OVERSEEN         DIRECTORSHIPS
NAME, AGE, ADDRESS AND          AND LENGTH OF        PRINCIPAL OCCUPATION(S)           BY          HELD BY DIRECTOR
POSITION(S) WITH FUND            TIME SERVED 1         DURING PAST 5 YEARS          DIRECTOR 2   OUTSIDE FUND COMPANY

------------------------------------------------------------------------------------------------------------------------
                                                      DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------------
Meyer Feldberg, (61)                Term -       Dean and Professor of Mgmt of         36       Director of:
UBS Financial Services Inc.       Indefinite     Graduate School of Business,                   Primedia, Inc.,
1285 Avenue of the Americas      Length-since    Columbia University                            Federated Department
New York, NY 10019                Inception                                                     Stores, Inc.,
Director                                                                                        Revlon, Inc., Select
                                                                                                Medical, Inc. and
                                                                                                SAPPI Ltd.
------------------------------------------------------------------------------------------------------------------------
George W. Gowen, (74)               Term -       Law partner for Dunnington,           14       None
UBS Financial Services Inc.       Indefinite     Bartholow & Miller
1285 Avenue of the Americas      Length-since
New York, NY 10019                Inception
Director
------------------------------------------------------------------------------------------------------------------------
M. Cabell Woodward, Jr., (74)       Term -       Retired                               14       None
UBS Financial Services Inc.       Indefinite
1285 Avenue of the Americas      Length-since
New York, NY 10019                Inception
Director
------------------------------------------------------------------------------------------------------------------------
                                                OFFICER(S) WHO ARE NOT DIRECTORS
------------------------------------------------------------------------------------------------------------------------
Michael Mascis, (36)           Term-Indefinite   First Vice President / CFO of         N/A                N/A
UBS Financial Services Inc.     Length- since    UBS Financial Services Inc.'s,
1285 Avenue of the Americas       Inception      Alternative Investment Group,
New York, NY 10019                               since July 2002. Prior to July
Principal Accounting Officer                     2002, Partner Arthur Andersen LLP
------------------------------------------------------------------------------------------------------------------------
Mark D. Goldstein, (39)        Term-Indefinite   Senior Associate General              N/A                N/A
UBS Financial Services Inc.     Length- since    Counsel and First Vice
1285 Avenue of the Americas       Inception      President of UBS Financial
New York, NY 10019                               Services Inc., since May 1998.
Secretary
------------------------------------------------------------------------------------------------------------------------
Lisa Bloomberg,  (36)          Term-Indefinite   Associate General Counsel and         N/A                N/A
UBS Financial Services Inc.     Length- since    First Vice President of UBS
1285 Avenue of the Americas       Inception      Financial Services, Inc., since
New York, NY 10019                               April 1999. Prior to April
Assistant Secretary                              1999, Associate of Skadden,
                                                 Arps, Slate, Meagher & Flom,
                                                 LLP.
------------------------------------------------------------------------------------------------------------------------

1 For Directors, their terms are for the duration of the term of the Fund, unless his status as a Director shall be sooner terminated by death, adjudicated incompetent, voluntarily withdraw, physically unable to perform duties, removed either by vote or written consent of at least two-thirds of the Directors or vote or written consent of Members holding not less than two-thirds of the total number of votes eligible to be cast by all Members.

2 Of the 36 funds/portfolios in the complex, 22 are advised by an affiliate of UBS Financial Services, Inc., and 14 comprise UBS Financial Services Inc.'s, Alternative Investment Group of Funds.

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


     (b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.


     (c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that M. Cabell Woodward, Jr. is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by this Item 3.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $11,500 for 2002 and $45,000 for 2003. Such audit fees include fees associated with the annual audits and filing of the registrant's Form N-2 and Form N-SAR.

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $3,500 for 2002 and $4,500 for 2003. Audit-related fees principally include fees associated with reading and providing comments on semi-annual reports.

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $0 for 2002 and $59,000 for 2003. Tax fees include fees for tax compliance services. The 2003 fees also include assisting management in the preparation of tax estimates.

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2002 and $3,000 for 2003. Fees for all other services include fees for administrative services associated with preparing the 2003 K-1's for mailing.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

            The registrant does not have pre-approval policies and procedures.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                        (b)  100%

                        (c)  100%

                        (d)  100%

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was approximately $1.8 million for 2003 and $1.2 million for 2002.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.


                            UBS FUND ADVISOR, L.L.C.

                      PROXY VOTING POLICIES AND PROCEDURES


I.   GENERAL GUIDELINES AND POLICY

UBS Fund Advisor, L.L.C. (the "Adviser") votes proxies for each fund (the "Fund") for which it acts as the Adviser. Certain of the Funds are funds of funds that invest primarily in unregistered investment vehicles ("Investment Funds") which have investors other than the Fund. Each of these Funds may invest a majority of its assets in non-voting securities of Investment Funds. In addition, Investment Funds typically do not submit matters to investors for vote. If an Investment Fund submits a matter to a Fund for vote (and the Fund holds voting interests in the Investment Fund), The Adviser will vote on the matter in a way that it believes is in the best interest of the Fund and in accordance with these policies and procedures.

     In voting proxies, the Adviser is guided by general fiduciary principles. The Adviser's goal is to act prudently, solely in the best interest of each client. The Adviser attempts to consider all factors of its vote that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values.

     It is the Adviser's general policy, absent a particular reason to the contrary, to vote with management's recommendations on routine matters. Other matters will be voted on a case-by-case basis.

II.  CONFLICTS OF INTEREST

     In furtherance of the Adviser's goal to vote proxies in the best interests of clients, the Adviser follows procedures designed to identify and address material conflicts that may arise between the Adviser's interests and those of its clients before voting proxies on behalf of such clients.

(1)  Procedures for Identifying Conflicts of Interest.

     The Adviser relies on the following to seek to identify conflicts of interest with respect to proxy voting:

     The Adviser's employees are under an obligation (i) to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of client accounts both as a result of an employee's personal relationships and due to special circumstances that may arise during the conduct of the Adviser's business, and (ii) to bring conflicts of interest of which they become aware to the attention of Ruth Goodstein and Mark Goldstein.

(2) Procedures for Assessing Materiality of Conflicts of Interest and for Addressing Material Conflicts of Interest

     A. All conflicts of interest identified must be brought to the attention of Ms. Goodstein and Mr. Goldstein for resolution.

     B. Ms. Goodstein and Mr. Goldstein will work with appropriate personnel of the Adviser to determine whether a conflict of interest is material. A conflict of interest will be considered material to the extent that it is determined that such conflict has the potential to influence the Adviser's decision-making in voting the proxy. All materiality determinations will be based on an assessment of the particular facts and circumstances. The Adviser shall maintain a written record of all materiality determinations.

     C. If it is determined that a conflict of interest is not material, the Adviser may vote proxies notwithstanding the existence of the conflict.

     D. If it is determined that a conflict of interest is material, the Adviser's Legal Department will work with appropriate personnel of the Adviser to agree upon a method to resolve such conflict of interest before voting proxies affected by the conflict of interest. Such methods may include:

          o disclosing the conflict to clients and obtaining their consent before voting (which consent in the case of a Fund with a board of directors may be obtained from the Fund's board of directors);
          o engaging another party on behalf of the client to vote the proxy on its behalf;
          o engage a third party to recommend a vote with respect to the proxy based on application of the policies set forth herein; or
          o such other method as is deemed appropriate under the circumstances given the nature of the conflict.

          The Adviser shall maintain a written record of the method used to resolve a material conflict of interest.


III. RECORD KEEPING AND OVERSIGHT

          The Adviser shall maintain the following records relating to proxy voting:

          o    a copy of these policies and procedures;

          o    a copy of each proxy form (as voted);

          o a copy of each proxy solicitation (including proxy statements) and related materials with regard to each vote;

          o documentation relating to the identification and resolution of conflicts of interest;

          o any documents created by the Adviser that were material to a proxy voting decision or that memorialized the basis for that decision; and

          o a copy of each written client request for information on how the Adviser voted proxies on behalf of the client, and a copy of any written response by the Adviser to any (written or oral) client request for information on how the Adviser voted proxies on behalf of the requesting client.

     Such records shall be maintained and preserved in an easily accessible place for a period of not less than five years from the end of the fiscal year during which the last entry was made on such record, the first two years in the Adviser's office.

     In addition, with respect to proxy voting records for any fund registered under the Investment Company Act of 1940, the Adviser shall maintain such records as are necessary to allow such fund to comply with its recordkeeping, reporting and disclosure obligations under applicable laws, rules and regulations.

     In lieu of keeping copies of proxy statements, the Adviser may rely on proxy statements filed on the EDGAR system as well as on third party records of proxy statements and votes cast if the third party provides an undertaking to provide the documents promptly upon request.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.


ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)            UBS M2 Fund L.L.C.
            ---------------------------------------------------------------

By (Signature and Title)*   /s/ Mitchell Tanzman
                         --------------------------------------------------
                            Mitchell Tanzman, Co-Chief Executive Officer
                            (principal executive officer)

Date               February 24, 2004
    -----------------------------------------------------------------------


By (Signature and Title)*   /s/ Gregory Brousseau
                         --------------------------------------------------
                            Gregory Brousseau, Co-Chief Executive Officer
                            (principal executive officer)

Date               February 24, 2004
    -----------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /s/ Mitchell Tanzman
                         --------------------------------------------------
                            Mitchell Tanzman, Co-Chief Executive Officer
                            (principal executive officer)

Date               February 24, 2004
    -----------------------------------------------------------------------


By (Signature and Title)*   /s/ Gregory Brousseau
                         --------------------------------------------------
                            Gregory Brousseau, Co-Chief Executive Officer
                            (principal executive officer)

Date               February 24, 2004
    -----------------------------------------------------------------------


By (Signature and Title)*   /s/ Michael Mascis
                         --------------------------------------------------
                            Michael Mascis, Chief Financial Officer
                            (principal financial officer)

Date               February 24, 2004
    -----------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.